Vanguard® Information Technology Index Fund
Schedule of Investments (unaudited)
As of November 30, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.8%)
Communications Equipment (3.3%)
	Cisco Systems Inc.	21,900,438	1,059,543
*	Arista Networks Inc.	1,491,654	327,731
	Motorola Solutions Inc.	950,523	306,895
*	F5 Inc.	441,691	75,613
	Juniper Networks Inc.	2,480,370	70,567
*	Ciena Corp.	1,248,570	57,247
*	Lumentum Holdings Inc.	826,283	35,365
*	Calix Inc.	856,883	33,067
*	Viavi Solutions Inc.	3,409,193	27,546
*	Harmonic Inc.	2,254,753	24,938
*	Extreme Networks Inc.	1,493,917	24,112
*	NetScout Systems Inc.	1,190,937	23,914
*	ViaSat Inc.	1,145,806	23,432
*	Digi International Inc.	762,897	17,959
*	Infinera Corp.	4,330,417	16,845
	Adtran Holdings Inc.	1,570,643	8,215
*	NETGEAR Inc.	582,117	7,940
*	CommScope Holding Co. Inc.	4,417,316	7,377
*,1	Clearfield Inc.	288,063	7,328
*	Ribbon Communications Inc.	2,028,611	4,321
*	Casa Systems Inc.	774,601	433
			2,160,388
Electronic Equipment, Instruments & Components (4.1%)
	Amphenol Corp. Class A	3,394,532	308,868
	TE Connectivity Ltd.	1,822,979	238,810
	CDW Corp.	806,595	170,095
*	Keysight Technologies Inc.	1,096,004	148,936
	Corning Inc.	5,023,459	143,118
*	Teledyne Technologies Inc.	302,956	122,079
	Jabil Inc.	851,551	98,201
*	Zebra Technologies Corp. Class A	359,111	85,102
*	Trimble Inc.	1,750,293	81,214
*	Flex Ltd.	3,154,366	80,279
*	Arrow Electronics Inc.	464,374	55,056
	Cognex Corp.	1,406,859	53,039
	Littelfuse Inc.	218,416	50,847
*	Fabrinet	313,944	50,828
*	Coherent Corp.	1,374,102	50,553
	TD SYNNEX Corp.	495,941	48,920
	Vontier Corp.	1,440,188	48,578
*	Novanta Inc.	335,876	48,514
*	Insight Enterprises Inc.	301,597	45,668

		Shares	Market Value ($000)
	Badger Meter Inc.	296,950	43,762
	Avnet Inc.	919,508	42,996
	Advanced Energy Industries Inc.	399,534	37,976
*	Itron Inc.	553,924	37,323
*	IPG Photonics Corp.	380,764	36,462
*	Sanmina Corp.	719,602	36,059
*	Plexus Corp.	341,270	34,772
	Vishay Intertechnology Inc.	1,528,050	33,969
	Crane NXT Co.	638,093	32,836
	Belden Inc.	489,698	32,536
*	OSI Systems Inc.	260,257	32,087
*	Rogers Corp.	241,564	31,258
*	ePlus Inc.	477,898	30,337
*	TTM Technologies Inc.	2,001,271	30,039
*	Mirion Technologies Inc.	3,290,697	29,386
*	Knowles Corp.	1,758,121	27,901
	CTS Corp.	631,597	24,474
	Napco Security Technologies Inc.	701,702	21,472
*,1	PAR Technology Corp.	581,981	21,434
	Benchmark Electronics Inc.	756,955	18,886
*	ScanSource Inc.	527,052	17,619
*	Arlo Technologies Inc.	1,895,263	17,228
	Methode Electronics Inc.	725,387	17,213
	PC Connection Inc.	250,656	14,947
*	nLight Inc.	927,826	12,266
*	SmartRent Inc.	3,403,527	10,653
*,1	MicroVision Inc.	3,734,727	9,412
*,1	Lightwave Logic Inc.	2,295,232	9,135
*	FARO Technologies Inc.	396,274	7,280
*	Evolv Technologies Holdings Inc.	1,707,312	6,829
*	908 Devices Inc.	495,865	3,947
*,1	Ouster Inc.	674,895	3,455
*	Aeva Technologies Inc.	1,673,696	935
*,1	Focus Universal Inc.	592,931	901
			2,696,490
IT Services (5.8%)
	Accenture plc Class A	3,389,305	1,129,113
	International Business Machines Corp.	4,963,407	786,998
*	Snowflake Inc. Class A	1,542,938	289,578
	Cognizant Technology Solutions Corp. Class A	2,975,994	209,450
*	Gartner Inc.	466,951	203,049
*	MongoDB Inc.	429,371	178,507
*	Cloudflare Inc. Class A	1,760,042	135,787
*	VeriSign Inc.	590,852	125,379
*	Akamai Technologies Inc.	989,922	114,366
*	EPAM Systems Inc.	387,429	100,030
*	GoDaddy Inc. Class A	964,853	96,543
*	Twilio Inc. Class A	1,240,223	80,218
*	Okta Inc.	1,120,666	75,141
*	DXC Technology Co.	1,995,582	46,158
*	Kyndryl Holdings Inc.	2,356,857	42,494
*	Perficient Inc.	513,860	31,798
*	DigitalOcean Holdings Inc.	978,147	28,973
*	Fastly Inc. Class A	1,730,527	28,744
*	Squarespace Inc. Class A	934,212	26,186
*	Grid Dynamics Holdings Inc.	1,202,504	15,248
*	BigCommerce Holdings Inc. Series 1	1,351,906	11,789
	Hackett Group Inc.	490,299	10,938

		Shares	Market Value ($000)
*	Thoughtworks Holding Inc.	2,000,634	7,802
*	Unisys Corp.	1,428,660	6,843
*	Tucows Inc. Class A	200,368	4,250
*	Rackspace Technology Inc.	1,217,839	1,534
			3,786,916
Semiconductors & Semiconductor Equipment (21.5%)
	NVIDIA Corp.	5,857,367	2,739,491
	Broadcom Inc.	2,390,551	2,213,005
*	Advanced Micro Devices Inc.	8,734,494	1,058,271
	Intel Corp.	22,662,094	1,012,996
	QUALCOMM Inc.	6,075,735	784,074
	Texas Instruments Inc.	4,946,163	755,329
	Applied Materials Inc.	4,570,343	684,546
	Lam Research Corp.	729,804	522,481
	Analog Devices Inc.	2,754,614	505,141
	Micron Technology Inc.	6,085,056	463,194
	KLA Corp.	759,920	413,868
	NXP Semiconductors NV	1,469,019	299,797
	Marvell Technology Inc.	4,943,127	275,481
	Microchip Technology Inc.	3,131,422	261,286
*	ON Semiconductor Corp.	2,552,310	182,056
	Monolithic Power Systems Inc.	278,464	152,799
*	First Solar Inc.	666,616	105,179
	Entegris Inc.	993,977	103,771
	Skyworks Solutions Inc.	1,061,400	102,882
	Teradyne Inc.	1,040,658	95,980
*	Enphase Energy Inc.	905,820	91,506
*	Qorvo Inc.	738,507	71,266
	Universal Display Corp.	364,394	61,655
*	Rambus Inc.	878,593	59,454
*	Onto Innovation Inc.	413,511	58,309
*	Lattice Semiconductor Corp.	982,823	57,544
*	MACOM Technology Solutions Holdings Inc.	549,745	46,168
	MKS Instruments Inc.	557,658	46,035
	Power Integrations Inc.	570,160	43,566
*	Wolfspeed Inc.	1,170,891	43,159
*	Cirrus Logic Inc.	563,190	42,752
*	Synaptics Inc.	403,900	40,891
	Amkor Technology Inc.	1,357,330	38,236
*	Axcelis Technologies Inc.	306,101	38,042
	Kulicke & Soffa Industries Inc.	708,906	36,523
*	Silicon Laboratories Inc.	336,223	35,428
*	FormFactor Inc.	939,640	35,312
*	SolarEdge Technologies Inc.	439,244	34,867
*	Diodes Inc.	519,624	34,513
*	Impinj Inc.	373,954	31,259
*	Credo Technology Group Holding Ltd.	1,745,331	31,259
*	Ambarella Inc.	524,250	30,779
*	Sitime Corp.	264,099	29,209
*	Veeco Instruments Inc.	1,014,837	28,953
*	Cohu Inc.	882,667	28,007
*	Photronics Inc.	1,292,166	27,303
*	Allegro MicroSystems Inc.	991,214	26,981
*	MaxLinear Inc.	1,394,556	26,120
*	Ultra Clean Holdings Inc.	918,795	24,936
*	Semtech Corp.	1,228,329	20,108
*	PDF Solutions Inc.	646,949	19,402
*	indie Semiconductor Inc. Class A	2,577,662	19,229

		Shares	Market Value ($000)
*	Navitas Semiconductor Corp.	2,578,390	17,894
*	SMART Global Holdings Inc.	1,061,610	17,686
*	Ichor Holdings Ltd.	620,140	16,204
*	ACM Research Inc. Class A	933,536	15,534
*	Alpha & Omega Semiconductor Ltd.	494,768	10,583
*	CEVA Inc.	471,554	10,261
*	Magnachip Semiconductor Corp.	854,212	5,629
			14,084,189
Software (41.3%)
	Microsoft Corp.	36,298,660	13,753,925
*	Adobe Inc.	2,447,082	1,495,192
*	Salesforce Inc.	5,249,550	1,322,362
	Oracle Corp.	8,889,160	1,033,009
	Intuit Inc.	1,522,287	869,926
*	ServiceNow Inc.	1,114,044	763,945
*	Palo Alto Networks Inc.	1,565,632	462,002
*	Synopsys Inc.	844,592	458,808
*	Cadence Design Systems Inc.	1,517,738	414,752
	Roper Technologies Inc.	605,369	325,840
*	Workday Inc. Class A	1,185,217	320,862
*	Crowdstrike Holdings Inc. Class A	1,298,696	307,778
*	Autodesk Inc.	1,227,917	268,214
*	Palantir Technologies Inc. Class A	10,760,657	215,751
*	Fortinet Inc.	3,939,836	207,078
*	Datadog Inc. Class A	1,534,183	178,840
*	Atlassian Corp. Ltd. Class A	934,344	178,413
*	Fair Isaac Corp.	151,589	164,868
*	ANSYS Inc.	529,045	155,201
*	Splunk Inc.	986,644	149,516
*	HubSpot Inc.	295,754	146,082
*	PTC Inc.	760,964	119,745
*	Zscaler Inc.	576,865	113,948
*	Tyler Technologies Inc.	273,727	111,911
*	Zoom Video Communications Inc. Class A	1,579,635	107,147
*	Manhattan Associates Inc.	420,800	93,859
*	Dynatrace Inc.	1,724,885	92,368
	Gen Digital Inc. (XNGS)	4,054,363	89,520
	Bentley Systems Inc. Class B	1,520,341	79,149
*	Nutanix Inc. Class A	1,815,356	78,224
*	DocuSign Inc.	1,550,609	66,831
*	UiPath Inc. Class A	3,179,561	62,828
*	Guidewire Software Inc.	622,946	62,257
*	Dropbox Inc. Class A	2,129,190	60,001
*	Qualys Inc.	310,888	57,465
*	Elastic NV	714,555	57,422
*	Unity Software Inc.	1,866,213	55,072
*	SPS Commerce Inc.	316,857	54,588
*,1	MicroStrategy Inc. Class A	105,344	52,493
*	Five9 Inc.	662,334	50,483
*	Smartsheet Inc. Class A	1,180,666	50,037
*	Aspen Technology Inc.	265,515	49,986
	Dolby Laboratories Inc. Class A	565,339	48,693
*	AppLovin Corp. Class A	1,291,722	48,414
*	Procore Technologies Inc.	811,183	47,933
*	Bill Holdings Inc.	720,604	47,178
*	Varonis Systems Inc.	1,114,297	46,678
*	SentinelOne Inc. Class A	2,419,556	46,189
*	Tenable Holdings Inc.	1,112,660	46,053

		Shares	Market Value ($000)
*	Teradata Corp.	969,281	45,799
*	Workiva Inc.	471,506	45,345
*	Samsara Inc. Class A	1,642,260	45,228
*	DoubleVerify Holdings Inc.	1,262,758	41,924
*	Gitlab Inc. Class A	858,952	41,522
*	Altair Engineering Inc. Class A	568,402	41,186
*	Box Inc. Class A	1,519,334	39,761
*	Rapid7 Inc.	721,874	39,089
*	Appfolio Inc. Class A	204,277	38,659
*	Blackbaud Inc.	508,680	38,273
*	CommVault Systems Inc.	515,220	37,910
*	Blackline Inc.	636,695	36,833
*	Freshworks Inc. Class A	1,831,775	36,672
*	ACI Worldwide Inc.	1,363,523	36,461
*,1	Riot Platforms Inc.	2,898,495	36,376
*	Braze Inc. Class A	658,360	36,170
*	Sprout Social Inc. Class A	634,255	36,089
*,1	C3.ai Inc. Class A	1,216,572	35,427
*,1	Marathon Digital Holdings Inc.	2,941,713	35,212
	InterDigital Inc.	351,168	35,089
*	Alteryx Inc. Class A	850,275	34,053
*	Confluent Inc. Class A	1,566,942	33,250
*	Alarm.com Holdings Inc.	606,617	33,048
	Progress Software Corp.	611,800	32,952
*	Clearwater Analytics Holdings Inc. Class A	1,539,550	32,808
	Pegasystems Inc.	617,025	32,073
*	JFrog Ltd.	1,185,158	31,976
*	LiveRamp Holdings Inc.	955,783	31,694
*	Q2 Holdings Inc.	884,908	31,432
*	RingCentral Inc. Class A	1,093,375	31,117
*	PagerDuty Inc.	1,408,958	30,715
*	Agilysys Inc.	354,233	30,496
*	Sprinklr Inc. Class A	1,943,503	30,474
	Clear Secure Inc. Class A	1,407,605	30,024
*	Asana Inc. Class A	1,383,472	29,067
*	Vertex Inc. Class A	1,027,086	28,820
*	PROS Holdings Inc.	781,056	28,548
*	PowerSchool Holdings Inc. Class A	1,213,319	28,295
*	HashiCorp Inc. Class A	1,294,303	27,724
*	Aurora Innovation Inc.	12,543,915	27,471
*	nCino Inc.	958,887	26,494
*	Verint Systems Inc.	1,037,992	25,503
*	Zeta Global Holdings Corp. Class A	3,092,545	25,266
*	Envestnet Inc.	642,090	24,419
*	EngageSmart Inc.	1,064,821	24,289
*	Zuora Inc. Class A	2,626,304	23,952
*	Appian Corp. Class A	658,200	23,853
*	NCR Voyix Corp.	1,469,161	23,036
*	Intapp Inc.	575,663	21,587
	Adeia Inc.	2,263,273	20,799
*	Alkami Technology Inc.	894,763	20,374
*	Informatica Inc. Class A	775,561	19,459
	A10 Networks Inc.	1,493,592	18,655
*	Model N Inc.	774,399	17,772
*	Everbridge Inc.	864,086	17,593
*	Jamf Holding Corp.	1,061,427	17,482
*	AvePoint Inc.	2,015,193	16,504
*	N-Able Inc.	1,354,435	16,131

		Shares	Market Value ($000)
*	Yext Inc.	2,243,633	14,875
*	Cerence Inc.	855,085	14,784
*	Matterport Inc.	5,379,704	13,557
*	Amplitude Inc. Class A	1,196,814	12,746
*	Couchbase Inc.	644,320	12,654
*	SolarWinds Corp.	1,043,802	12,098
*	E2open Parent Holdings Inc.	3,215,414	11,704
*	Olo Inc. Class A	2,104,501	11,280
*	Mitek Systems Inc.	898,998	10,150
*,1	Digimarc Corp.	301,952	10,082
*	Digital Turbine Inc.	2,023,770	9,411
*	Xperi Inc.	899,523	9,283
*	MeridianLink Inc.	423,738	8,059
*	Consensus Cloud Solutions Inc.	392,517	7,230
*,1	SoundHound AI Inc. Class A	3,361,660	7,194
*	SEMrush Holdings Inc. Class A	618,770	6,757
	American Software Inc. Class A	675,141	6,704
*	8x8 Inc.	2,167,482	6,697
*	OneSpan Inc.	665,919	6,679
*	Domo Inc. Class B	674,761	6,403
*	Enfusion Inc. Class A	494,593	5,060
*	Weave Communications Inc.	513,238	4,845
*	Telos Corp.	1,144,349	4,703
	ON24 Inc.	606,081	4,612
*	LivePerson Inc.	1,563,782	4,441
*	Rimini Street Inc.	1,039,356	3,264
*	CS Disco Inc.	520,438	3,097
*,1	Cipher Mining Inc.	1,082,569	2,999
*,1	Terawulf Inc.	2,305,044	2,674
[1]	Ebix Inc.	537,480	2,118
*	SecureWorks Corp. Class A	264,479	1,582
*,1	Veritone Inc.	752,805	1,558
*	Expensify Inc. Class A	612,411	1,427
*	Upland Software Inc.	110	—
*,1	Porch Group Inc.	314	—
*	WM Technology Inc.	297	—
			27,107,793
Technology Hardware, Storage & Peripherals (23.8%)
	Apple Inc.	77,072,868	14,639,991
	HP Inc.	5,459,823	160,191
	Hewlett Packard Enterprise Co.	8,118,212	137,279
	NetApp Inc.	1,374,491	125,615
	Dell Technologies Inc. Class C	1,642,031	124,581
*	Western Digital Corp.	2,159,130	104,307
	Seagate Technology Holdings plc	1,317,493	104,214
*	Super Micro Computer Inc.	320,895	87,755
*	Pure Storage Inc. Class A	2,133,606	71,070
*,1	IonQ Inc.	2,431,129	29,733
	Xerox Holdings Corp.	2,086,041	29,184
*	Corsair Gaming Inc.	980,258	12,655
*	CPI Card Group Inc.	91,404	1,626
			15,628,201
Total Common Stocks (Cost $48,271,138)			65,463,977

		Shares	Market Value ($000)
Temporary Cash Investments (0.5%)
Money Market Fund (0.5%)
[2,3]	Vanguard Market Liquidity Fund, 5.438% (Cost $311,958)	3,120,131	311,982
Total Investments (100.3%) (Cost $48,583,096)			65,775,959
Other Assets and Liabilities—Net (-0.3%)			(179,025)
Net Assets (100.0%)			65,596,934
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $179,601,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $198,219,000 was received for securities on loan, of which $198,165,000 is held in Vanguard Market Liquidity Fund and $54,000 is held in cash.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini NASDAQ 100 Index	December 2023	277	88,560	941

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Palo Alto Networks Inc.	8/30/24	BANA	44,264	(5.331)	—	(162)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
At November 30, 2023, the counterparties had deposited in segregated accounts securities with a value of $4,517,000 in connection with open over-the-counter swap contracts.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of November 30, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	65,463,977	—	—	65,463,977
Temporary Cash Investments	311,982	—	—	311,982
Total	65,775,959	—	—	65,775,959
Derivative Financial Instruments
Assets
Futures Contracts[1]	941	—	—	941
Liabilities
Swap Contracts	—	162	—	162
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.